Document and Entity Information	12 Months Ended
Oct. 31, 2011
Entity Registrant Name	Advaxis, Inc.
Entity Central Index Key	0001100397
Entity Filer Category	Smaller Reporting Company
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Oct. 31, 2011